Shareholders' Equity (Details)																			1 Months Ended			6 Months Ended		12 Months Ended
		Jun. 02, 2025 shares	May 16, 2025 $ / shares shares	May 08, 2025 USD ($)	May 05, 2025 $ / shares shares	Feb. 25, 2025 shares	Jan. 25, 2024 shares	Oct. 05, 2023 USD ($) $ / shares shares	Feb. 22, 2023 $ / shares shares	Oct. 11, 2022 USD ($)	Sep. 22, 2022 $ / shares shares	May 19, 2022 USD ($) $ / shares shares	May 15, 2022 shares	Jan. 18, 2022 $ / shares shares	Sep. 30, 2021 shares	Feb. 22, 2021 USD ($) $ / shares shares	Jan. 03, 2019 $ / shares shares	Jul. 04, 2017 $ / shares shares	May 16, 2022 shares	Dec. 31, 2018 $ / shares shares	Oct. 20, 2017 $ / shares shares	Sep. 30, 2025 USD ($) Shareholders $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 05, 2025 shares	Mar. 31, 2025 $ / shares	May 10, 2022 $ / shares	Feb. 08, 2022 shares	Jan. 10, 2019 shares
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares																						$ 2						$ 2
Ordinary shares								20				20				20							1,688,265
Number of shareholders (in Shareholders) | Shareholders																						13
Gross proceeds from initial public offering (in Dollars) | $								$ 8,000				$ 8,000				$ 8,000
Reverse stock split																						$0.9911 per ordinary share, $3,964.6 per ordinary share retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023
Convertible notes (in Dollars) | $																							$ 797,500
Warrant [Member]
Shareholders’ Equity [Line Items]
Gross proceeds from initial public offering (in Dollars) | $																						$ 3,984,784
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 2				$ 2				$ 2		$ 0.001			$ 0.001	$ 0.001
Ordinary shares								10,000				10,000				10,000		20,000,000			20,000,000
Aggregate shares	[1]																					2,064,490
Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of shares to purchase																														11,521,500
Warrants exercise price per share (in Dollars per share) | $ / shares																						$ 0.01
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			10,000,000		200,000
Share purchase price (in Dollars per share) | $ / shares			$ 0.51		$ 0.5
Deducting offering expenses (in Dollars) | $				$ 100,000
Securities Purchase Agreement [Member] | Mr. Xiao [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $										$ 2,194,827
Securities Purchase Agreement [Member] | Rising Sun Capital Ltd [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares									$ 0.08
Reverse stock split								68,966 ordinary shares of the Company, par value $2 per share at a per share purchase price of $14.5 retrospectively restated for effect of reverse stock split on October 5, 2023
Share purchase price (in Dollars per share) | $ / shares									$ 0.58
Purchase ordinary shares									1,724,138
2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares								$ 90				$ 90
2024 Equity incentive plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares							185,316
Convertible notes (in Dollars) | $																							$ 1,450,136
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares								1,253				1,253				1,253	39,975			2,506,300
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 4			$ 4
Gross proceeds from initial public offering (in Dollars) | $								$ 8,000				$ 8,000				$ 8,000						$ 10,200,000
Number of shares to purchase																															160,426
Ordinary shares reverse stock split								80				80				80
2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Pre-funded warrants														11,521,500
Public offering price per share (in Dollars per share) | $ / shares														$ 0.17
Maximum beneficially owning of outstanding ordinary shares percentage														4.99%
Percentage of election holder														9.99%
2022 Public Offering [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants purchase														11,521,500
2022 Public Offering [Member] | Underwriting Agreement [Member]
Shareholders’ Equity [Line Items]
Share purchase price (in Dollars per share) | $ / shares														$ 0.18
2022 Public Offering [Member] | Underwriting Agreement [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares														8,285,260
Ordinary shares par value (in Dollars per share) | $ / shares														$ 0.004
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Purchase of ordinary shares														2,971,014
2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary shares																						22,777,774
Ordinary shares par value (in Dollars per share) | $ / shares																						$ 0.18
Gross proceeds from initial public offering (in Dollars) | $																						$ 4,100,000
Ordinary shares reverse stock split								45,556				45,556
Underwriting commissions and offering expenses (in Dollars) | $																						$ 3,100,000
Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Ordinary shares																						8,025,589		5,736,811	27,389,877	11,961,006
Reverse stock split																						1,533,958 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023		229,472 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023	13,695 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023	5,980 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023
Convertible notes (in Dollars) | $																						$ 2,813,807		$ 3,131,511	$ 7,680,791	$ 6,425,657
Reverse stock split 2022 [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding																			40,627,868
Reverse stock split								81,707											2,042,673
Reverse stock split 2022 [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Reverse stock split											65,032 ordinary shares of the Company, par value $2 per share at a per share purchase price of $33.75 retrospectively restated for effect of reverse stock split on October 5, 2023
Share purchase price (in Dollars per share) | $ / shares											$ 1.35
Reverse stock split 2022 [Member] | Mr. Xiao [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares											$ 0.08
Purchase ordinary shares											1,625,798
2023 Reverse stock split [Member]
Shareholders’ Equity [Line Items]
Reverse stock split								the Company effected a one-for-twenty-five (1-25) reverse split of its ordinary shares, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.08 to US$2
Securities exercisable																						25
Share exercise price																						25
2021 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares						581		581				581
Ordinary shares reverse stock split												581
Reserved ordinary shares															2,325,000
Stock issued during period shares ordinary shares																						2,325,000
Stock issued during period shares fair value of shares																						2,334,397
Legal expenses (in Dollars) | $																						$ 30,000
2022 Equity incentive plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares													6,094,180
Ordinary shares reverse stock split								12,188				12,188
Term of options may not exceed																						10 years
Maximum voting power percentage																						10.00%
Minimum fair market value percentage																						110.00%
Voting rights percentage																						10.00%
Fair market value																						110.00%
2025 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		90,000,000
Number of warrants outstanding		100,000,000
Issuance shares																											90,000,000
2025 Equity Incentive Plan [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Aggregate shares																						2,064,490
Suxuantang [Member]
Shareholders’ Equity [Line Items]
Shares issued percentage																						100.00%
SXT [Member]
Shareholders’ Equity [Line Items]
Shares issued percentage																						50.00%
Minimum [Member] | Reverse stock split 2022 [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																													$ 0.004
Maximum [Member] | Reverse stock split 2022 [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																													$ 0.08

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.